Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
CSC Small Cap Value Fund | CSC Small Cap Value Fund | Investor Class Shares
Risk/Return:
Trading Symbol	CSCSX
CSC Small Cap Value Fund | CSC Small Cap Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CSCAX